8. Indirect taxes and contributions recoverable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
IndirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Indirect taxes and contributions recoverable	R$ 1,192,765	R$ 1,335,587
Current portion	(280,254)	(386,001)
Non-current portion	912,511	949,586
Imposto sobre Circulacao de Mercadorias Servicos [Member] | Indirect [Member]
IndirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Indirect taxes and contributions recoverable	1,152,741	1,296,255
Other [Member] | Indirect [Member]
IndirectTaxesAndContributionsRecoverableLineLineItems [Line Items]
Indirect taxes and contributions recoverable	R$ 40,024	R$ 39,332